Leases (Details) - Schedule of Lease Data - VASO CORPORATION [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance lease costs:
Amortization of right-of-use assets	$ 154	$ 193
Interest on lease liabilities	44	45
Finance lease costs	198	238
Operating lease costs	878	792
Short-term lease costs	52	78
Total lease cost	1,128	1,108
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	44	45
Operating cash flows from operating leases	878	792
Financing cash flows from finance leases	222	199
Cash paid for amounts included in the measurement of lease liabilities	$ 1,144	$ 1,036
Weighted-average remaining lease term - finance leases (months)	23 years	28 years
Weighted-average remaining lease term - operating leases (months)	30 years	25 years
Weighted-average discount rate - finance leases	14.20%	13.10%
Weighted-average discount rate - operating leases	9.10%	8.80%